FAIR VALUES - Summary of the Fair Value of Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	€ 19,237	€ 18,685
Liabilities at fair value	13,212	12,529
Recurring | Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	46	15
Derivatives | Recurring | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities at fair value	€ 77	€ 41